  Nicholas Gold Income ETF

   Consolidated Schedule of Investments

  July 31, 2026 (Unaudited)

COMMON STOCKS - 52.4%	Shares	Value
Materials - 52.4%(a)
Agnico Eagle Mines Ltd.(b)	750	$108,952
AngloGold Ashanti PLC(b)	1,505	119,377
B2Gold Corp.(b)	22,867	85,751
Barrick Mining Corp.(b)	3,441	126,388
Eldorado Gold Corp.(b)	3,509	105,937
Equinox Gold Corp.(b)	17,263	154,504
Franco-Nevada Corp.(b)	639	136,056
Harmony Gold Mining Co. Ltd.(b)	8,091	127,433
Kinross Gold Corp.(b)	4,785	110,534
Newmont Corp.(b)	1,302	122,010
Royal Gold, Inc.(b)	569	112,861
SSR Mining, Inc.(b)	6,095	156,154
		1,465,957

TOTAL COMMON STOCKS (Cost $1,693,510)		1,465,957

EXCHANGE TRADED FUNDS - 20.2%	Shares	Value
SPDR Gold MiniShares Trust(c)(d)	7,039	564,106

TOTAL EXCHANGE TRADED FUNDS (Cost $598,684)		564,106

PURCHASED OPTIONS - 9.7%(c)(e)(f)(g)	Notional Amount	Contracts	Value
Call Options - 8.1%
SPDR Gold Shares, Expiration: 8/7/2026; Exercise Price: $381.00	$1,337,544	36	3,294
SPDR Gold Shares, Expiration: 8/7/2026; Exercise Price: $270.00	817,388	22	222,970
			226,264

Put Options - 1.6%
Agnico Eagle Mines Ltd., Expiration: 8/14/2026; Exercise Price: $141.00	101,689	7	1,837
AngloGold Ashanti PLC, Expiration: 8/21/2026; Exercise Price: $80.00	1,877,325	15	6,675
Barrick Mining Corp., Expiration: 8/14/2026; Exercise Price: $35.50	124,882	34	3,060
Eldorado Gold Corp., Expiration: 8/21/2026; Exercise Price: $28.00	105,665	35	2,275
Equinox Gold Corp., Expiration: 8/21/2026; Exercise Price: $10.00	83,235	93	11,392
Equinox Gold Corp., Expiration: 8/21/2026; Exercise Price: $7.50	69,810	78	585
Franco-Nevada Corp., Expiration: 8/21/2026; Exercise Price: $200.00	127,752	6	1,905
Harmony Gold Mining Co. Ltd., Expiration: 8/21/2026; Exercise Price: $14.00	126,000	80	1,600
Kinross Gold Corp., Expiration: 8/7/2026; Exercise Price: $22.50	108,570	47	1,668
Newmont Corp., Expiration: 8/7/2026; Exercise Price: $93.00	121,823	13	2,236
Royal Gold, Inc., Expiration: 8/21/2026; Exercise Price: $185.00	99,175	5	1,475
SSR Mining, Inc., Expiration: 8/21/2026; Exercise Price: $27.00	94,794	37	9,343
SSR Mining, Inc., Expiration: 8/21/2026; Exercise Price: $24.00	58,926	23	2,358
			46,409

TOTAL PURCHASED OPTIONS (Cost $288,696)			272,673

SHORT-TERM INVESTMENTS - 19.1%
Money Market Funds - 19.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(h)	536,015	536,015

TOTAL SHORT-TERM INVESTMENTS (Cost $536,015)		536,015

TOTAL INVESTMENTS - 101.4% (Cost $3,116,905)		$2,838,751
Liabilities in Excess of Other Assets - (1.4)%		(38,176)
TOTAL NET ASSETS - 100.0%		$2,800,575

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $537,825.
(c)	Non-income producing security.
(d)	All or a portion of the investment is a holding of the Nicholas Gold Income GLDN Cayman Subsidiary.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(h)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

  Nicholas Gold Income ETF

  Consolidated Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (4.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
SPDR Gold Shares, Expiration: 8/7/2026; Exercise Price: $374.00	$(1,337,544)	(36)	$(9,882)

Put Options - (3.9)%
Agnico Eagle Mines Ltd., Expiration: 8/14/2026; Exercise Price: $146.00	(101,689)	(7)	(3,325)
AngloGold Ashanti PLC, Expiration: 8/21/2026; Exercise Price: $85.00	(1,877,325)	(15)	(11,850)
Barrick Mining Corp., Expiration: 8/14/2026; Exercise Price: $37.00	(124,882)	(34)	(5,083)
Eldorado Gold Corp., Expiration: 8/21/2026; Exercise Price: $30.00	(105,665)	(35)	(4,988)
Equinox Gold Corp., Expiration: 8/21/2026; Exercise Price: $12.50	(83,235)	(93)	(30,690)
Equinox Gold Corp., Expiration: 8/21/2026; Exercise Price: $10.00	(69,810)	(78)	(9,750)
Franco-Nevada Corp., Expiration: 8/21/2026; Exercise Price: $210.00	(127,752)	(6)	(4,260)
Harmony Gold Mining Co. Ltd., Expiration: 8/21/2026; Exercise Price: $16.00	(126,000)	(80)	(8,400)
Kinross Gold Corp., Expiration: 8/7/2026; Exercise Price: $23.50	(108,570)	(47)	(3,784)
Newmont Corp., Expiration: 8/7/2026; Exercise Price: $96.00	(121,823)	(13)	(4,238)
Royal Gold, Inc., Expiration: 8/21/2026; Exercise Price: $195.00	(99,175)	(5)	(3,150)
SSR Mining, Inc., Expiration: 8/21/2026; Exercise Price: $29.00	(94,794)	(37)	(14,800)
SSR Mining, Inc., Expiration: 8/21/2026; Exercise Price: $26.00	(58,926)	(23)	(4,542)
			(108,860)

TOTAL WRITTEN OPTIONS (Premiums received $119,830)			$(118,742)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.